Stock Option Plans and Stock-Based Compensation - Summary of Fair Value of Stock Options Estimated by Using Weighted Average Assumptions (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend rate	0.00%	0.00%	0.00%
Expected volatility		49.00%
Expected volatility, Minimum	40.00%
Expected volatility, Maximum	41.00%
Risk-free interest rate, Minimum	2.63%	2.11%
Risk-free interest rate, Maximum	2.91%	2.11%
Expected term (in years)	6 years 3 months	6 years 3 months
Time Based
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend rate			0.00%	0.00%	0.00%
Expected volatility				49.00%	48.40%
Expected volatility, Minimum			40.90%
Expected volatility, Maximum			49.00%
Risk-free interest rate, Minimum			1.96%	1.31%	1.55%
Risk-free interest rate, Maximum			2.18%	2.24%	1.95%
Expected term (in years)					6 years 3 months
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend rate			0.00%	0.00%	0.00%
Expected volatility				49.00%	48.40%
Expected volatility, Minimum			40.90%
Expected volatility, Maximum			49.00%
Risk-free interest rate, Minimum			1.96%	1.27%	1.68%
Risk-free interest rate, Maximum			2.18%	2.16%	1.93%
Minimum | Time Based
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years 3 months	5 years 5 months
Minimum | Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			5 years 6 months	5 years 9 months	5 years 6 months
Maximum | Time Based
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years 3 months	6 years 3 months
Maximum | Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years 3 months 14 days	6 years 4 months 24 days	6 years 3 months